Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies and Practices [Abstract]
Schedule of Foreign Currency Transactions	All gains and losses arising from foreign currency transactions are recorded in the statements of income and comprehensive income during the year in which they occur.

	Years ended March 31,
	2026	2025
Average rate	7.8039	7.7930

	As of March 31,
	2026	2025
Year-end spot rate	7.8400	7.7799

Schedule of Estimated Useful Lives for Significant Property and Equipment	The estimated useful lives for significant property and equipment are as follows:

Leasehold improvement	Over the shorter of the lease term or estimated useful life
Furniture and fixture	5 years
Machinery and equipment	3 to 5 years
Motor vehicle	5 years

Schedule of Information of the Company’s Single Segment

The following table presents summary information of the Company’s single segment for the years ended March 31, 2026, 2025 and 2024, respectively:

	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
Measure of profit or loss
Revenues	4,807,713	6,221,751	6,015,375

Reconciliation to income before income taxes
Operating cost and expenses
Cost of sales of products	(35,221)	(15,514)	(11,294)
Advertising and promotion expenses	(803,483)	(999,354)	(859,473)
Staff costs and employee benefits	(1,623,759)	(1,839,746)	(1,930,900)
Rental and building management expenses	(551,442)	(711,716)	(848,691)
Professional expenses	(782,448)	(173,106)	(260,224)
Depreciation	(216,074)	(263,454)	(391,704)
Bank charges	(137,746)	(210,688)	(163,710)
Consumables	(139,831)	(186,103)	(159,195)
Other general and administrative expenses*	(546,946)	(433,132)	(381,336)

Other income (expense)
Interest income	72,651	64,136	19,513
Interest expense	(15,799)	(20,874)	(26,051)
Unrealized gain from investments, net	22,621	2,621	—
Realized gain from investments	12,103	—	—
Government subsidies	20,364	15,486	1,398
Other income (expenses)	50,763	(15,140)	(214)

Income before income tax	133,466	1,435,167	1,003,494

Income tax expenses	(156,114)	(236,082)	(181,751)
Net (loss) income	(22,648)	1,199,085	821,743

	As of March 31,
	2026	2025
	US$	US$
Other segment disclosures
Total assets	9,868,667	5,355,741

*	Other general and administrative expenses included staff trainings, recruiting and referral fees, office expenses, entertainment, utilities, etc..